Equity and Divestitures (Tables)	6 Months Ended
Jun. 30, 2025
Equity and Divestitures [Abstract]
Schedule of Illustrates the Shareholders’ Equity

The following table illustrates the shareholders’ equity of the Company after being retrospectively adjusted by the share split in line with capital restructuring of the Group in conjunction with the SPAC merger:

Shares
As of January 1, 2024	31,617,370
Shares issued	889,411
As of June 30, 2024	32,506,781
Shares issued	5,930,661
As of December 31, 2024	38,437,442

As of January 1, 2025	38,437,442
Shares issued	53,820,401
As of June 30, 2025 (*)	92,257,843

(*)	The shares represent a change in ownership resulting from the conversion of earned amounts into ordinary shares, as disclosed in Schedule 13D/A.

Schedule of Distribution Shareholders’ Capital

The distribution of shareholders’ capital as of June 30, 2025, is as follows:

Shareholders	% Participation	Common Shares	Subscribed and Paid- In Share Capital (R$)
Former Nuvini Stockholders (Nuvini Holdings Limited)	23.6%	21,761,471
Public Stockholders	3.3%	3,070,708
Mercato Founders	6.9%	6,410,232
PIPE Investors	66.2%	61,015,432
Total	100%	92,257,843	369,122

Schedule of Recognized the Following Warrant Obligations	The Group has recognized the following movement in the Company’s warrant obligations:
Total
Balance at January 1, 2025	7,663
Change in fair value	(3,026)
Balance at June 30, 2025	4,637

Schedule of Statement of Financial Position

The following table summarizes the movement in the Company’s non-controlling interests in Mercos:

At January 1, 2024	3,039
Share of profit for the year	5,370
Payment of dividends	(1,228)
At December 31, 2024	7,181
Share of profit for the period	2,654
Payment of dividends	(12,325)
At June 30, 2025	(2,490)